Share based compensation reserve (Tables)	9 Months Ended
Sep. 30, 2019
Share Capital, Reserves and Other Equity Interest [Abstract]
Summary of Management Share Awards
As part of its long term incentive initiatives, the Company has awarded 4,582,392 restricted shares to the management team (the “Management Share Awards”) as of the following four award dates.

	January 1, 2016 Award	January 1, 2017 Award	January 1, 2018 Award	January 1, 2019 Award	Total
Number of awards outstanding at January 1, 2019	3,025,953	1,015,000	583,700	—	4,624,653
New awards granted in the period	—	—	—	173,293	173,293
Forfeitures in the period	(55,439)	(40,000)	(34,800)	—	(130,239)
Awards vested and issued in period	—	(85,315)	—	—	(85,315)
Number of awards outstanding at September 30, 2019	2,970,514	889,685	548,900	173,293	4,582,392

Summary of Management Share Award Inputs and Assumptions
Following the revision to the January 1, 2016, 2017 and 2018 awards schemes, and the addition of the January 1, 2019 scheme, the inputs and assumptions underlying the Monte Carlo models for all awards outstanding as of valuation date are as follows:

	January 1, 2016 Award	January 1, 2017 Award	January 1, 2018 Award	January 1, 2019 Award
Revised grant date price	$16.72	$16.72	$16.72	$20.15
Exercise price	$—	$—	$—	$—
Expected life of restricted share	1.00 – 2.00 years	2.00 years	1.5 – 4.00 years	4.00 years
Expected volatility of the share price	22.6%	22.6%	22.7%	24.0%
Dividend yield expected	—%	—%	—%	—%
Risk free rate	2.65%	2.65%	2.55%	1.33%
Employee exit rate	6.0%	14.0%	14.0%	14.0%
EBITDA Performance Target Conditions	93.0%	72.0%	35.0%	35.0%

Schedule of Reserves within Equity
Share based compensation reserve

Total Share based compensation reserve
€m
Balance as of January 1, 2019	9.4
Non-Executive Director restricted share awards charge	0.7
Directors and Senior Management share awards charge - January 1, 2016	8.9
Directors and Senior Management share awards charge - January 1, 2017	1.0
Directors and Senior Management share awards charge - January 1, 2018	0.3
Directors and Senior Management share awards charge - January 1, 2019	0.2
Shares issued upon vesting of 2017 Award	(1.3)
Vesting of Non-Executive Director restricted shares	(0.8)
Re-class of employer tax for Director and Senior Management share awards	0.4
Balance as of September 30, 2019	18.8